--------------------------------------------------------------------------------
Fellow Shareholders
--------------------------------------------------------------------------------

The equity market continued to perform well in the second half of 1995, reflecting strong corporate earnings, low inflation, a benign interest rate environment, and strong investor demand. The unmanaged Standard & Poor's 500 Stock Index concluded its best year since 1958 and posted one of the strongest 12-month returns in history.

     As shown in the table below, your fund did particularly well over the past six months with a return of 15.6%, surpassing the returns of both the broad market and the Lipper Equity Income Funds Average. For the year as a whole, the fund comfortably exceeded the peer group average of similarly managed funds but trailed the exceptionally powerful S&P 500.

     Since our conservative investment approach sometimes lags the broad index in unusually robust markets, we were pleased with the year's results. Keep in mind that the generally conservative nature of your fund's investments is also tailored to protect shareholders in the event of market declines.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                          Periods Ended 12/31/95
                                                          6 Months     12 Months
                                                          --------     ---------
Equity Income Fund                                         15.6%         33.4%
S&P 500                                                    14.5          37.6
Lipper Equity Income
   Funds Average                                           13.3          30.2
--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTIONS

On December 26, your Board of Trustees declared a fourth quarter dividend of $0.16 per share, bringing your 1995 dividend total to $0.65. At the same time, a $0.40 per share capital gain distribution was declared, of which $0.32 was long-term and $0.08 short-term. These distributions were paid on December 28 to shareholders of record on December 26. You should have received your check or statement reflecting them, as well as Form 1099-DIV summarizing this information for 1995 tax purposes.

PORTFOLIO REVIEW

The strong performance of many financial stocks, the positive contribution of our holdings in the health care sector, and gains generated by large-capitalization consumer products stocks were among the most important influences on 1995 fund results. Our investments in companies such as J.P. MORGAN, FIRST INTERSTATE, SALLIE MAE, and TRAVELERS GROUP were particularly profitable.

     Pharmaceutical stocks also performed extremely well. As you can see in the Major Portfolio Changes table following this letter, some of the successful investments we made in this sector were trimmed in the second half of the year. After stocks such as ELI LILLY and SCHERING-PLOUGH appreciated, our valuation discipline encouraged us to reinvest some of the assets in more undervalued stocks with attractive dividend yields. We also eliminated HALLIBURTON, an oil well services and engineering firm, following an advance in its share price.

     Over the past six months, the prices of many cyclical stocks fell as investors worried about the durability of corporate earnings gains in 1996. The decline in the value of such stocks as UNION CAMP, BETZ LABORATORIES, INTERNATIONAL PAPER, and DUPONT, among others, rendered them exceedingly attractive, in our view.

     For example, in 1995, Union Camp announced two dividend increases and a stock buyback. With its substantially higher-than-market dividend yield and a share price that had fallen sharply before our purchase, we believed it prudent to buy shares and wait for the fundamentals of this quality company to improve and for investor perceptions of the company to change for the better.

     During the past six months, we increased the fund's exposure to stocks by three percentage points, reduced its bond holdings

--------------------------------------------------------------------------------
Security Diversification
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

                              Common Stocks   78%
                              Reserves        15%
                              Bonds            5%
                              Convertibles     2%


slightly, and kept reserves steady at 15% of total assets.

SUMMARY AND OUTLOOK

Your fund celebrated its tenth anniversary this fall. On this landmark occasion, we reviewed the past 10 years' worth of our Summary and Outlook prognostications. We concluded that we have usually been "cautiously optimistic" about the future. Perhaps this posture represents our perpetual state of mind and, over the long term, an appropriate attitude as we face an always uncertain future.

     We anticipate positive but slowing economic growth along with a more challenging stock market environment in 1996. Instead of making more detailed economic and market forecasts, we would like to reiterate our primary emphasis, which is on sound, conservatively based investments on your behalf. This has been the hallmark of our approach for more than a decade. In almost any market environment, we believe there will be intriguing opportunities on which we can capitalize profitably.

     As always, we appreciate your continued confidence and support.

                                   Respectfully submitted,

                                   /s/ Brian C. Rogers

                                   Brian C. Rogers
                                   President and Chairman of the
                                   Investment Advisory Committee

January 19, 1996

--------------------------------------------------------------------------------
A Word on Market Corrections
--------------------------------------------------------------------------------

After the stock market's spectacular run in 1995, concerns about a "correction" have intensified. Most market observers consider a correction to be a short and sometimes steep decline following a period of rising prices. Moderate corrections of around 10% have been quite common, occurring on average about once every two years over the last half-century, according to Ned Davis Research.

     The market as measured by the Dow Jones Industrial Average has not experienced a moderate correction since early 1994. Furthermore, the Dow last hit a bear market bottom -- defined as a drop of at least 20% -- in October 1990. Therefore, it would not be surprising to see a modest pullback in 1996, on the order of 5% to 10%. In fact, as we write, the market has gotten off to a rocky start.

     Corrections are not only common, but can be beneficial for long-term investors, especially those who invest in regular amounts through dollar cost averaging. In a correction, overall stock prices decline, often leading to more attractive valuations and good buying opportunities. History has shown that investors who continue to buy through a downturn fare quite well. In fact, the Dow has proven resilient in the aftermath of past corrections of around 10%, taking an average of just six months to recover its losses, according to Ned Davis. (To realize the benefits of dollar cost averaging, you should be prepared to continuously purchase securities over a period of time, in up and down markets. This approach does not assure a gain nor protect you from a loss in declining markets.)

     We raise the issue of a market correction not as a prediction, but as a reminder that stock prices do not move in only one direction. If you are satisfied that your investments are appropriate for your various objectives, we recommend that you stay the course when a correction eventually occurs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Twenty-Five Largest Holdings
--------------------------------------------------------------------------------
December 31, 1995

                                                                      Percent of
Company                                                               Net Assets
-------------------------------------------------------------------   ----------
SmithKline Beecham                                                       1.7%
Atlantic Richfield                                                       1.7
Exxon                                                                    1.5
Pharmacia & Upjohn                                                       1.5
Philip Morris                                                            1.5
Texaco                                                                   1.4
GE                                                                       1.4
Mellon Bank                                                              1.3
DuPont                                                                   1.3
Warner-Lambert                                                           1.2
American Home Products                                                   1.2
GTE                                                                      1.2
First Interstate                                                         1.2
J. P. Morgan                                                             1.2
Eli Lilly                                                                1.1
Honeywell                                                                1.1
American Brands                                                          1.1
American Express                                                         1.1
Royal Dutch Petroleum                                                    1.1
3M                                                                       1.0
Sallie Mae                                                               1.0
British Petroleum                                                        1.0
Union Camp                                                               1.0
Travelers Group                                                          1.0
Anheuser-Busch                                                           1.0
--------------------------------------------------------------------------------
Total                                                                   30.8%
================================================================================

--------------------------------------------------------------------------------
Major Portfolio Changes
--------------------------------------------------------------------------------
Six Months Ended December 31, 1995
Listed in descending order of size.

--------------------------------------------------------------------------------
TEN LARGEST PURCHASES
--------------------------------------------------------------------------------
Union Camp*
Betz Laboratories*
International Paper*
Corning*
Atlantic Richfield
Heinz*
DuPont
Bankers Trust New York*
Lubrizol*
Eaton*

--------------------------------------------------------------------------------
TEN LARGEST SALES
--------------------------------------------------------------------------------
Halliburton**
Eli Lilly
Schering-Plough
Allstate**
Maytag**
NationsBank**
Loews
CPC International
Delta Bond
TJX**

--------------------------------------------------------------------------------
 * Position added
** Position eliminated

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                             [GRAPH APPEARS HERE]


--------------------------------------------------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------
Periods ended December 31, 1995

            1 Year              5 Years              10 Years
            ------              -------              --------
            33.35%              18.01%                15.87%

--------------------------------------------------------------------------------
Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

--------------------------------------------------------------------------------
Investment Record
T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------

The table below shows the investment record of one share of the T. Rowe Price Equity Income Fund, purchased at the initial price of $10.00, for the period 10/31/85 through 12/31/95. Over this time, stock prices in general have risen. The results shown should not be considered as a representation of the income or capital gain or loss which may be realized from an investment made in the fund today.

--------------------------------------------------------------------------------
Per Share Data
--------------------------------------------------------------------------------

                                 With Capital Gains and Income Dividends
                       Taken in Cash                     Reinvested in Additional Shares          Annual Total Return
           -------------------------------------   ------------------------------------------        on Investment
 Year       Net          Capital                        Capital                                        % Change
 Ended     Asset          Gain          Income           Gain          Income       Value of      -----------------
 12/31     Value    Distributions/1/   Dividends   Distributions/1/   Dividends    Investment     Fund      S&P 500
-------    ------   ----------------   ---------   ----------------   ---------    ----------     ----      -------
1985/2/    $11.00           --              --              --              --       $11.00       10.0%      12.0%
1986        12.96        $0.26           $0.65           $0.27         $  0.66        13.95       26.8       18.7
1987        11.29         1.35            0.82            1.53            0.92        14.44        3.5        5.3
1988        13.38         0.38            0.62            0.50            0.81        18.43       27.6       16.5
1989        14.06         0.39            0.76            0.56            1.07        20.96       13.7       31.6
1990        12.27         0.19            0.65            0.29            0.99        19.53       -6.8       -3.1
1991        14.62         0.10            0.61            0.16            0.99        24.47       25.3       30.3
1992        15.63         0.39            0.63            0.67            1.07        27.93       14.1        7.6
1993        16.65         0.72            0.54            1.32            0.98        32.08       14.8       10.1
1994        15.98         0.81            0.59            1.61            1.16        33.53        4.5        1.3
1995        20.01         0.54            0.65            1.16            1.39        44.71       33.4       37.6
-------------------------------------------------------------------------------------------------------------------
Total                    $5.13           $6.52           $8.07          $10.04
===================================================================================================================

/1/ Includes short-term capital gains of $0.01 in 1986; $0.34 in 1987; $0.26 in 1988; $0.20 in 1989; $0.02 in 1990; $0.10 in 1991; $0.15 in 1992; $0.22 in
    1993, $0.25 in 1994; and $0.18 in 1995.

/2/ From inception 10/31/85 to 12/31/85.

--------------------------------------------------------------------------------
Statement of Net Assets
T. Rowe Price Equity Income Fund / December 31, 1995
--------------------------------------------------------------------------------
(values in thousands)

                                                                                 Value
                                                                               ----------
-----------------------------------------------------------------------------------------
Common Stocks -- 78.4%
-----------------------------------------------------------------------------------------
FINANCIAL -- 14.3%
-----------------------------------------------------------------------------------------
BANK AND TRUST -- 7.9%
     750,000 shs     BANC ONE..............................................    $   28,312
     400,000         Bankers Trust New York................................        26,600
     300,000       * Brooklyn Bancorp......................................        12,188
     600,000         Chase Manhattan.......................................        36,375
     600,000         Chemical Banking......................................        35,250
     450,000         First Interstate......................................        61,425
     750,000         J. P. Morgan..........................................        60,187
   1,300,000         Mellon Bank...........................................        69,875
     750,000         National City.........................................        24,844
     600,000         PNC Bank..............................................        19,350
   2,000,000         S-E-Banken (SEK)......................................        16,567
     600,000         U. S. Bancorp.........................................        20,138
                                                                                  411,111
INSURANCE -- 2.0%
     500,000         American General......................................        17,438
     700,000         Hilb, Rogal and Hamilton..............................         9,363
     400,000         Loews.................................................        31,350
     700,000         Provident Companies...................................        23,712
     250,000         UNUM..................................................        13,750
     874,100         Willis-Corroon ADR....................................        10,161
                                                                                  105,774
FINANCIAL SERVICES -- 4.4%
   1,400,000         American Express......................................        57,925
     350,000         Fannie Mae............................................        43,443
     550,000         H&R Block.............................................        22,275
     800,000         Sallie Mae............................................        52,700
     800,000         Travelers Group.......................................        50,300
                                                                                  226,643
TOTAL FINANCIAL                                                                   743,528
-----------------------------------------------------------------------------------------
UTILITIES -- 10.4%
-----------------------------------------------------------------------------------------
TELEPHONE -- 4.5%
   1,200,000         ALLTEL................................................        35,400
     500,000         BCE...................................................        17,250
     325,000         Bell Atlantic.........................................        21,735
     600,000         BellSouth.............................................        26,100
     330,800         COMSAT................................................         6,161
   1,400,000         GTE...................................................        61,600
     400,000         Pacific Telesis.......................................        13,450
     600,000         Southern New England
                        Telecommunications.................................        23,850
     900,000         U. S. West............................................        32,175
                                                                                  237,721

                                                                                 Value
                                                                               ----------
ELECTRIC UTILITIES -- 5.9%
     677,500 shs     BGE...................................................    $   19,309
   2,700,000         Centerior Energy......................................        23,962
     540,000         Dominion Resources....................................        22,275
     525,000         DQE...................................................        16,144
   1,600,000         Entergy...............................................        46,800
     500,000         Florida Progress......................................        17,688
     500,000         General Public Utilities..............................        17,000
     900,000         Pacific Gas and Electric..............................        25,537
   1,800,000         PacifiCorp............................................        38,250
     500,000       * Public Service of
                        New Mexico.........................................         8,813
   1,200,000         SCEcorp...............................................        21,300
   1,000,000         Southern Company......................................        24,625
     750,000         Unicom................................................        24,562
                                                                                  306,265
TOTAL UTILITIES                                                                   543,986
-----------------------------------------------------------------------------------------
CONSUMER NONDURABLES -- 18.2%
-----------------------------------------------------------------------------------------
COSMETICS -- 0.2%
     330,000         Helene Curtis Industries..............................        10,436
BEVERAGES -- 1.4%
     750,000         Anheuser-Busch........................................        50,156
     600,000         Brown-Forman (Class B)................................        21,900
                                                                                   72,056
FOOD PROCESSING -- 2.9%
     300,000         CPC International.....................................        20,588
     750,000         General Mills.........................................        43,312
   1,045,500         Heinz.................................................        34,632
     725,000         Quaker Oats...........................................        25,013
     900,000         Sara Lee..............................................        28,687
                                                                                  152,232
HOSPITAL SUPPLIES/HOSPITAL
   MANAGEMENT -- 1.1%
     450,000         Bausch & Lomb.........................................        17,831
   1,000,000         Baxter International..................................        41,875
                                                                                   59,706
PHARMACEUTICALS -- 7.1%
     650,000         American Home Products................................        63,050
   1,050,000         Eli Lilly.............................................        59,063
   2,020,000         Pharmacia & Upjohn....................................        78,275
     300,000         Schering-Plough.......................................        16,425
   1,600,000         SmithKline Beecham ADR................................        88,800
     650,000         Warner-Lambert........................................        63,131
                                                                                  368,744

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 Value
                                                                               ----------
MISCELLANEOUS CONSUMER
   PRODUCTS -- 5.5%
   1,305,000 shs     American Brands.......................................    $   58,236
     225,000         Clorox................................................        16,116
     300,000       * Dixie Yarns...........................................         1,181
     500,000         Grand Metropolitan ADR................................        14,375
     800,000         Hanson ADR............................................        12,200
     850,000         Philip Morris.........................................        76,925
     595,779         RJR Nabisco...........................................        18,395
     800,000         Tambrands.............................................        38,200
     100,000         Unilever N.V. ADR.....................................        14,075
   1,100,000         UST...................................................        36,712
                                                                                  286,415
TOTAL CONSUMER NONDURABLES                                                        949,589
-----------------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.0%
-----------------------------------------------------------------------------------------
GENERAL MERCHANDISERS -- 2.0%
     260,000         Dayton Hudson.........................................        19,500
     800,000         J.C. Penney...........................................        38,100
     585,900         May Department Stores.................................        24,754
     600,000         Sears.................................................        23,400
                                                                                  105,754
SPECIALTY MERCHANDISERS -- 0.3%
     550,000         Fleming Companies.....................................        11,344
     250,000         Hancock Fabrics.......................................         2,250
                                                                                   13,594
ENTERTAINMENT AND LEISURE -- 0.2%
     182,700         Reader's Digest (Class B).............................         8,633
MEDIA AND COMMUNICATIONS -- 2.5%
     750,000         Dun & Bradstreet......................................        48,562
     500,000         Gannett...............................................        30,688
     400,000         McGraw-Hill...........................................        34,850
     900,000         U. S. West Media Group................................        17,100
                                                                                  131,200
TOTAL CONSUMER SERVICES                                                           259,181
-----------------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 4.7%
-----------------------------------------------------------------------------------------
AUTOMOBILES AND RELATED -- 1.0%
     436,100         Eaton.................................................        23,386
     300,000         Genuine Parts.........................................        12,300
     250,000         TRW...................................................        19,375
                                                                                   55,061
BUILDING AND REAL ESTATE -- 2.1%
   1,200,000         DeBartolo Realty, REIT................................        15,600
     800,000         General Growth Properties,
                        REIT...............................................        16,600
     250,000         Rouse.................................................         5,094
     300,000         SECURITY CAPITAL PACIFIC
                        TRUST, REIT........................................         5,925
   1,470,000         Simon Property Group, REIT............................        35,831

                                                                                 Value
                                                                               ----------
     590,000 shs     Taubman Centers, REIT.................................    $    5,900
     600,000         Weingarten Realty Investors,
                        REIT...............................................        22,800
                                                                                  107,750
MISCELLANEOUS CONSUMER
   DURABLES -- 1.6%
   1,200,000         Corning...............................................        38,400
     675,000         Eastman Kodak.........................................        45,225
                                                                                   83,625
TOTAL CONSUMER CYCLICALS                                                          246,436
-----------------------------------------------------------------------------------------
TECHNOLOGY -- 1.7%
-----------------------------------------------------------------------------------------
ELECTRONIC SYSTEMS -- 1.4%
     700,000         EG&G..................................................        16,975
   1,200,000         Honeywell.............................................        58,350
                                                                                   75,325
OFFICE AUTOMATION -- 0.3%
     300,000         Pitney Bowes..........................................        14,100
TOTAL TECHNOLOGY                                                                   89,425
-----------------------------------------------------------------------------------------
CAPITAL EQUIPMENT -- 2.4%
-----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.9%
   1,000,000         GE....................................................        72,000
     400,000         Hubbell (Class B).....................................        26,300
                                                                                   98,300
MACHINERY -- 0.5%
     750,000         Cooper Industries.....................................        27,563
TOTAL CAPITAL EQUIPMENT                                                           125,863
-----------------------------------------------------------------------------------------
BUSINESS SERVICES AND TRANSPORTATION -- 2.3%
-----------------------------------------------------------------------------------------
TRANSPORTATION SERVICES -- 0.6%
     709,900         Alexander & Baldwin...................................        16,505
     375,000         PHH...................................................        17,531
                                                                                   34,036
MISCELLANEOUS BUSINESS SERVICES -- 0.6%
     500,000         Deluxe Corp...........................................        14,500
     300,000         GATX..................................................        14,588
                                                                                   29,088
RAILROADS -- 1.1%
     320,000         Conrail...............................................        22,400
     550,000         Union Pacific.........................................        36,300
                                                                                   58,700
TOTAL BUSINESS SERVICES AND TRANSPORTATION                                        121,824
-----------------------------------------------------------------------------------------
ENERGY -- 10.4%
-----------------------------------------------------------------------------------------
ENERGY SERVICES -- 0.8%
     410,150         Cooper Cameron........................................        14,560

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 Value
                                                                               ----------
     750,000 shs     McDermott International...............................    $   16,500
     400,000         Witco.................................................        11,700
                                                                                   42,760
EXPLORATION AND PRODUCTION -- 0.2%
     230,000         Eastern Enterprises...................................         8,108
GAS TRANSMISSION -- 0.2%
     700,000         TransCanada PipeLines.................................         9,625
INTEGRATED PETROLEUM -
   DOMESTIC -- 3.8%
     800,000         Atlantic Richfield....................................        88,600
     500,000         British Petroleum ADR.................................        51,063
     381,000         Pennzoil..............................................        16,097
     531,912         Sun Company...........................................        14,561
   1,500,000         USX-Marathon..........................................        29,250
                                                                                  199,571
INTEGRATED PETROLEUM -
   INTERNATIONAL -- 5.4%
     500,000         Chevron...............................................        26,250
   1,000,000         Exxon.................................................        80,125
     400,000         Mobil.................................................        44,800
     400,000         Royal Dutch
                        Petroleum ADR......................................        56,450
     950,000         Texaco................................................        74,575
                                                                                  282,200
TOTAL ENERGY                                                                      542,264
-----------------------------------------------------------------------------------------
PROCESS INDUSTRIES -- 7.5%
-----------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS -- 1.9%
     950,000         DuPont................................................        66,381
     275,000         Monsanto..............................................        33,688
                                                                                  100,069
SPECIALTY CHEMICALS -- 2.5%
     800,000         3M....................................................        53,000
   1,000,000         Betz Laboratories.....................................        41,000
     900,000         Crompton & Knowles....................................        11,925
     890,400         Lubrizol..............................................        24,820
                                                                                  130,745
PAPER AND PAPER PRODUCTS -- 2.7%
   1,000,000         International Paper...................................        37,875
     600,000         Kimberly-Clark........................................        49,650
   1,068,100         Union Camp............................................        50,868
                                                                                  138,393
FOREST PRODUCTS -- 0.4%
     300,000         Georgia-Pacific.......................................        20,587
TOTAL PROCESS INDUSTRIES                                                          389,794

                                                                                 Value
                                                                               ----------
-----------------------------------------------------------------------------------------
BASIC MATERIALS -- 0.7%
-----------------------------------------------------------------------------------------
MINING -- 0.7%
     824,289 shs     Newmont Mining........................................    $   37,299
TOTAL BASIC MATERIALS                                                              37,299
-----------------------------------------------------------------------------------------
CONGLOMERATES -- 0.5%
-----------------------------------------------------------------------------------------
   9,500,000         LONRHO (GBP)..........................................        25,967
TOTAL CONGLOMERATES                                                                25,967
MISCELLANEOUS COMMON STOCKS--0.3%                                                  14,438
TOTAL COMMON STOCKS (COST $3,057,897)                                           4,089,594
-----------------------------------------------------------------------------------------
Preferred Stocks -- 0.2%
-----------------------------------------------------------------------------------------
     100,000         California Federal Bank,
                        10.625%, Series B..................................        10,944
TOTAL PREFERRED STOCKS (COST $10,000)                                              10,944
-----------------------------------------------------------------------------------------
Convertible Preferred Stocks -- 0.6%
-----------------------------------------------------------------------------------------
     195,500         Ford Motor, Dep. Shs., $4.20,
                        Cum., Series A.....................................        18,523
     562,000         James River, Dep. Shs.,
                        Series P...........................................        13,137
TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $19,469)                                                                     31,660
-----------------------------------------------------------------------------------------
Convertible Bonds -- 1.5%
-----------------------------------------------------------------------------------------
 $18,000,000         Banco Nacional de Mexico, Sub.
                        Deb., 7.00%, 12/15/99..............................        14,445
   6,000,000         Delta, Sub. Deb., 3.23%,
                        6/15/03............................................         5,729
  45,900,000         Roche Holding, LYONs, Zero
                        Coupon, 4/20/10....................................        20,253
  12,062,850         Time Warner, Sub. Deb.,
                        8.75%, 1/10/15.....................................        12,515
  20,000,000         WMX Technologies, Sub. Deb.,
                        2.00%, 1/24/05.....................................        17,300
                                                                                   70,242
MISCELLANEOUS CONVERTIBLE BONDS                                                     5,100
TOTAL CONVERTIBLE BONDS (COST $72,514)                                             75,342

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 Value
                                                                               ----------
-----------------------------------------------------------------------------------------
Corporate Bonds -- 2.1%
-----------------------------------------------------------------------------------------
 $ 5,750,000         American Standard, Sr. Sub.
                        Deb., 9.875%, 6/1/01...............................    $    6,196
   5,000,000         Ametek, Sr. Notes, 9.75%,
                        3/15/04............................................         5,550
   9,150,000         B.F. Saul, REIT, Sr. Secured
                        Notes, 11.625%, 4/1/02.............................         9,333
   2,434,435         Carson Pirie Scott, 13.00%,
                        3/28/05............................................         2,453
  10,855,000         Coltec Industries, Sr. Sub.
                        Deb., 10.25%, 4/1/02...............................        11,154
  10,000,000         Container Corporation of
                        America, Sr. Notes,
                        9.75%, 4/1/03......................................         9,750
   8,625,000         Continental Cablevision, Sr.
                        Deb., 9.00%, 9/1/08................................         9,056
   2,900,000         Crown Central Petroleum, Sr.
                        Notes, 10.875%, 2/1/05.............................         3,060
   6,100,000         Exide, Sr. Notes, 10.75%,
                        12/15/02...........................................         6,618
   7,000,000         IMC Fertilizer Group, Sr. Notes,
                        9.25%, 10/1/00.....................................         7,402
  10,000,000         Imo Industries, Sr. Sub. Deb.,
                        12.00%, 11/1/01....................................        10,200
  10,000,000         Paging Network, Sr. Sub.
                        Notes, 8.875%, 2/1/06..............................        10,250
  10,000,000         Riverwood International, Sr.
                        Sub. Notes,
                        10.375%, 6/30/04...................................        11,125
   8,000,000         Texas Bottling Group, Sr. Sub.
                        Notes, 9.00%, 11/15/03.............................         7,920
TOTAL CORPORATE BONDS (COST $106,023)                                             110,067
-----------------------------------------------------------------------------------------
U.S. Government Obligations/Agencies -- 2.8%
-----------------------------------------------------------------------------------------
                     U.S. Treasury Notes
  30,000,000            5.375%, 11/30/97...................................        30,098
  30,000,000            6.125%, 7/31/96....................................        30,145
  35,000,000            6.625%, 3/31/97....................................        35,580
  30,000,000            7.375%, 11/15/97...................................        31,134
  17,000,000            8.875%, 11/15/97 - 5/15/00.........................        18,791
TOTAL U.S. GOVERNMENT OBLIGATIONS/AGENCIES
   (COST $141,636)                                                                145,748
-----------------------------------------------------------------------------------------
Short-Term Investments -- 14.1%
-----------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES -- 0.1%
   8,000,000         Societe Generale, 5.55%,
                        2/2/96.............................................         7,949

                                                                                 Value
                                                                               ----------
BANK NOTES -- 1.2%
 $15,000,000         Comerica Bank, 6.18%,
                        5/28/96............................................    $   15,029
  24,000,000         First National Bank of
                        Maryland, 6.45%, 1/5/96............................        24,039
  25,000,000         Lasalle National Bank, 5.71%,
                        1/18/96............................................        25,000
                                                                                   64,068
CERTIFICATES OF DEPOSIT -- 2.9%
  26,000,000         Banque Nationale de Paris,
                        5.77-5.82%,
                        2/12/96-2/14/96....................................        25,998
  20,000,000         Bayerische Hypotheken, 5.79%,
                        2/12/96............................................        20,001
  30,000,000         Deutsche Bank AG, 5.78%,
                        1/18/96............................................        30,001
  25,000,000         Mellon Bank, 5.70%, 3/7/96............................        25,000
  25,000,000         National Westminster Bank
                        USA, 5.81%, 1/12/96................................        25,000
  10,000,000         Societe Generale, 5.73%,
                        1/16/96............................................        10,001
  15,000,000         Westpac, 5.80%, 2/29/96...............................        15,001
                                                                                  151,002
COMMERCIAL PAPER -- 7.8%
  10,000,000         ANZ (Delaware), 5.70%,
                        1/26/96............................................         9,834
  27,000,000         Asset Securitization Cooperative
                        4(2), 5.70-5.72%,
                        1/29/96-2/2/96.....................................        26,799
  10,000,000         B.B.V. Finance (Delaware),
                        5.68%, 2/5/96......................................         9,904
  20,000,000         Bank Of New York, 5.84%,
                        1/23/96............................................        19,886
  15,000,000         Barnett Banks, 5.70%,
                        1/25/96............................................        14,917
  20,000,000         Bayer, 4(2), 5.52%, 2/27/96...........................        19,816
  15,000,000         BHF Finance (Delaware),
                        5.58%, 3/6/96......................................        14,793
  10,000,000         Chase Manhattan, 5.67%,
                        2/15/96............................................         9,858
  25,000,000         Corestates Capital, 5.67%,
                        2/13/96............................................        24,638
  10,000,000         Cregem North America, 5.72%,
                        1/30/96............................................         9,855
  20,000,000         Finnish Export Credit Ltd.,
                        5.71%, 1/17/96.....................................        19,692
  15,000,000         Generale Bank, 5.57%, 3/7/96..........................        14,787
  22,000,000         International Nederland Bank,
                        5.47%, 3/20-3/22/96................................        21,699

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 Value
                                                                               ----------
 $ 2,898,312         Investments in Commercial
                        Paper through a joint account,
                        5.90-6.05%, 1/2/96.................................    $    2,896
  10,000,000         Kingdom of Sweden, 5.70%,
                        1/31/96............................................         9,815
  20,000,000         National Australia Funding
                        (Delaware), 5.72%,
                        1/22/96............................................        19,736
   4,000,000         Nationsbank, 5.625%,
                        1/12/96............................................         3,903
  35,000,000         New Center Asset Trust, 5.77%,
                        1/25/96............................................        34,753
  17,900,000         Preferred Receivables Funding,
                        5.72-5.73%,
                        1/22/96-1/24/96....................................        27,649
  25,000,000         Royal Bank Of Canada New
                        York, 5.72%, 1/22/96...............................        24,674
  20,000,000         SBNSW (Delaware), 5.77%,
                        1/10/96............................................        19,891
  25,000,000         Southwestern Bell Capital 4(2),
                        5.50%, 3/5/96......................................        24,736
  22,000,000         Statoil (Den Norske Stats
                        Oljeselskap), 5.57%,
                        2/16/96............................................        21,803
                                                                                  406,334
GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
  35,000,000         Federal National Mortgage Assn.,
                        5.615-6.00%,
                        9/27/96-10/7/96....................................        35,000
MEDIUM-TERM NOTES -- 1.4%
   7,000,000         GMAC, 5.48%, 7/19/96..................................         7,002
  31,445,000         Morgan Stanley Group, 6.063%,
                        1/31/97............................................        31,455
  14,000,000         PHH, VR, 5.820%,
                        11/12/96...........................................        13,993
  19,100,000         Wells Fargo, VR, 5.813%,
                        9/16/96............................................        19,095
                                                                                   71,545
TOTAL SHORT-TERM INVESTMENTS
(COST $735,898)                                                                   735,898
-----------------------------------------------------------------------------------------

                                                                                 Value
                                                                               ----------
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.7%
OF NET ASSETS (COST $4,143,437)                                                $5,199,253
-----------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                                                      15,525
                                                                               ----------
NET ASSETS CONSIST OF:                                 Value
                                                     ----------
Accumulated net investment income -
   net of distributions.........................     $    3,373
Accumulated net realized gain/loss -
   net of distributions.........................         36,816
Net unrealized gain (loss)......................      1,055,816
Paid-in-capital applicable to
   260,657,689 shares of no par
   value capital stock outstanding;
   unlimited shares authorized..................      4,118,773
                                                     ----------

NET ASSETS.................................................................    $5,214,778
                                                                               ==========
NET ASSET VALUE PER SHARE..................................................        $20.01
                                                                                   ======

--------------------------------------------------------------------------------
   * Non-income producing

REIT Real Estate Investment Trust

  VR Variable rate

4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

 GBP British sterling

 SEK Swedish krona
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
T. Rowe Price Equity Income Fund / Year Ended December 31, 1995
(in thousands)

INVESTMENT INCOME
Income
   Dividend...............................................................    $  125,378
   Interest...............................................................        61,652
                                                                              ----------
   Total income...........................................................       187,030
                                                                              ----------
Expenses
   Investment management..................................................        24,358
   Shareholder servicing..................................................         8,849
   Prospectus and shareholder reports.....................................           485
   Registration...........................................................           343
   Custody and accounting.................................................           297
   Trustees...............................................................            48
   Legal and audit........................................................            29
   Miscellaneous..........................................................            51
                                                                              ----------
   Total expenses.........................................................        34,460
                                                                              ----------
Net investment income.....................................................       152,570
                                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Securities.............................................................       139,630
   Foreign currency transactions..........................................            33
                                                                              ----------
   Net realized gain (loss)...............................................       139,663
                                                                              ----------
Change in net unrealized gain or loss on:
   Securities.............................................................       894,736
   Other assets and liabilities denominated in foreign currencies.........             3
                                                                              ----------
   Change in net unrealized gain or loss..................................       894,739
                                                                              ----------
Net realized and unrealized gain (loss)...................................     1,034,402
                                                                              ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........................    $1,186,972
                                                                              ==========

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
T. Rowe Price Equity Income Fund
(in thousands)

                                                                                    Year Ended December 31,
                                                                                     1995             1994
                                                                                  ----------       ----------
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
   Net investment income.....................................................     $  152,570       $  109,184
   Net realized gain (loss)..................................................        139,663          158,971
   Change in net unrealized gain or loss.....................................        894,739         (134,234)
                                                                                  ----------       ----------
   Increase (decrease) in net assets from operations.........................      1,186,972          133,921
                                                                                  ----------       ----------
Distributions to shareholders
   Net investment income.....................................................       (150,621)        (107,759)
   Net realized gain.........................................................       (130,781)        (152,377)
                                                                                  ----------       ----------
   Decrease in net assets from distributions.................................       (281,402)        (260,136)
                                                                                  ----------       ----------
Capital share transactions*
   Shares sold...............................................................      1,431,239          760,081
   Distributions reinvested..................................................        272,282          251,069
   Shares redeemed...........................................................       (598,164)        (532,431)
                                                                                  ----------       ----------
   Increase (decrease) in net assets from capital share transactions.........      1,105,357          478,719
                                                                                  ----------       ----------
Increase (decrease) in net assets............................................      2,010,927          352,504

NET ASSETS
Beginning of period..........................................................      3,203,851        2,851,347
                                                                                  ----------       ----------
End of period................................................................     $5,214,778       $3,203,851
                                                                                  ==========       ==========
-------------------------------------------------------------------------------------------------------------
 * Share information
   Shares sold...............................................................         78,850           45,628
   Distributions reinvested..................................................         14,467           15,592
   Shares redeemed...........................................................        (33,108)         (32,027)
                                                                                  ----------       ----------
   Increase (decrease) in shares outstanding.................................         60,209           29,193
                                                                                  ==========       ==========
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
T. Rowe Price Equity Income Fund / December 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Income Fund, (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

A) Valuation - Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities that are not traded on a particular day and securities that are regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Trustees,

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
T. Rowe Price Equity Income Fund / December 31, 1995

or by persons delegated by the Trustees, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their cost which, when combined with accrued interest, approximates fair value.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

B) Currency Translation - Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

C) Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

A) Commercial Paper Joint Account - The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

B) Other - Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $1,212,773,000 and $741,409,000, respectively, for the year ended December 31, 1995.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income.

     At December 31, 1995, the aggregate cost of investments for federal income tax and financial reporting purposes was $4,143,437,000 and net unrealized gain aggregated $1,055,816,000, of which $1,087,818,000 related to appreciated investments and $32,002,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the Manager) provides for an annual investment management fee, of which $2,542,000 was payable at December 31, 1995. The fee is computed daily and paid monthly, and consists of an Individual Fund Fee equal to 0.25% of average daily net assets and a Group Fee. The Group Fee is based on the combined assets of certain mutual funds sponsored by the Manager or Rowe Price-Fleming International, Inc. (the Group). The Group Fee rate ranges from 0.48% for the first $1 billion of assets to 0.31% for assets in excess of $34 billion. At December 31, 1995, and for the year then ended, the effective annual Group Fee

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

rate was 0.34%. The fund pays a pro rata share of the Group Fee based on the ratio of its net assets to those of the Group.

     In addition, the fund has entered into agreements with the Manager and two wholly owned subsidiaries of the Manager, pursuant to which the fund receives certain other services. The Manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. (TRPS), is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Additionally, the fund is one of several T. Rowe Price mutual funds (the Underlying Funds) in which the T. Rowe Price Spectrum Growth and Income Fund (Spectrum) invests. In accordance with an Agreement among Spectrum, the Underlying Funds, the Manager, and TRPS, expenses from the operation of Spectrum are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by Spectrum. The fund incurred expenses pursuant to these related party agreements totaling approximately $7,781,000 for the year ended December 31, 1995, of which $758,000 was payable at period-end.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
T. Rowe Price Equity Income Fund

                                                                    For a share outstanding throughout each period
                                                             -------------------------------------------------------------
                                                                               Year Ended December 31,
                                                             -------------------------------------------------------------
                                                              1995          1994         1993          1992          1991
                                                             ------        ------       ------        ------        ------
NET ASSET VALUE, BEGINNING OF PERIOD................         $15.98        $16.65       $15.63        $14.62        $12.27
                                                             ------        ------       ------        ------        ------
Investment activities
   Net investment income............................           0.66          0.60         0.54          0.62          0.62
   Net realized and unrealized gain (loss)..........           4.56          0.13         1.74          1.41          2.44
                                                             ------        ------       ------        ------        ------
   Total from investment activities.................           5.22          0.73         2.28          2.03          3.06
                                                             ------        ------       ------        ------        ------
Distributions
   Net investment income............................          (0.65)        (0.59)       (0.54)        (0.63)        (0.61)
   Net realized gain................................          (0.54)        (0.81)       (0.72)        (0.39)        (0.10)
                                                             ------        ------       ------        ------        ------
   Total distributions..............................          (1.19)        (1.40)       (1.26)        (1.02)        (0.71)
                                                             ------        ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD......................         $20.01        $15.98       $16.65        $15.63        $14.62
                                                             ======        ======       ======        ======        ======
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Total return........................................           33.4%          4.5%        14.8%         14.1%         25.3%
Ratio of expenses to average net assets.............           0.85%         0.88%        0.91%         0.97%         1.05%
Ratio of net investment income to
   average net assets...............................           3.69%         3.63%        3.23%         3.95%         4.44%
Portfolio turnover rate.............................           21.4%         36.3%        31.2%         30.0%         33.5%
Net assets, end of period (in thousands)............     $5,214,778    $3,203,851   $2,851,347    $2,091,535    $1,335,400
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of
T. Rowe Price Equity Income Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Equity Income Fund (the "Fund") at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with custodians and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Baltimore, Maryland
January 18, 1996

--------------------------------------------------------------------------------
ANNUAL REPORT
--------------------------------------------------------------------------------

T. Rowe Price
-------------
EQUITY INCOME FUND

DECEMBER 31, 1995

[LOGO APPEARS HERE]



FOR YIELD, PRICE, LAST TRANSACTION,
AND CURRENT BALANCE, 24 HOURS,
7 DAYS A WEEK, CALL:
1-800-638-2587 toll free
625-7676 Baltimore area

FOR ASSISTANCE WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132 toll free
625-6500 Baltimore area

T. ROWE PRICE
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Equity Income Fund.


Invest With Confidence/(R)/   [LOGO APPEARS HERE]
T. Rowe Price

EIF